CONFIDENTIAL TREATMENT

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FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended December 31, 1995

RECD S.E.C.
FEB 14 1997
028

(Please read instructions before preparing form.)

CONFIDENTIAL TREATMENT EXPIRED

If amended report check here: ☐

Thomas W. Smith (File No. 28-1909)
Name of Institutional Investment Manager

323 Railroad Avenue	Greenwich,	CT	06830
Business Address (Street)	(City)	(State)	(Zip)

Thomas W. Smith, 203-661-1200
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 13th day of February, 1996.

RECD S.E.C.
FEB 14 1997
028

Thomas W. Smith
(Name of Institutional Investment Manager)

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): *(List in alphabetical order).*

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:	13F File No.:	Name:	13F File No.:
1. Thomas N. Tryforos	28-3444	6.	
2.		7.	
3.		8.	
4.		9.	
5.		10.	

RELEASED BY
MAR 25 1997
DISCLOSURE INC.

03

SEC 1685 (5/91)

CONFIDENTIAL TREATMENT

Form 13F   Name of reporting manager: Thomas W. Smith   December 31, 1995

ITEM 1 NAME OF ISSUER	ITEM 2 CLASS TITLE	ITEM 3 CUSIP NO.	ITEM 4 FAIR MARKET	ITEM 5 NO. SHARES	ITEM 6(a) INVESTMENT DISCRETION	ITEM 6(b) INVESTMENT DISCRETION	ITEM 7 MANAGERS	ITEM 8 VOTING AUTHORITY
R.P. SCHERER CORP.*	COMMON STOCK	806528105	1,631,196	33,205	Sole		-	Sole
R.P. SCHERER CORP.	COMMON STOCK	806528105	29,145,863	593,300		Shared	#1	"
R.P. SCHERER CORP.	COMMON STOCK	806528105	29,145,863	593,300		Total Shared	-	"

(collectively "Positions A")

*("Company A")

NCC183A8